Post-Employment Obligations - Schedule of Changes in Fair Value of Plan Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 8,947	R$ 9,882
Ending balance		8,947	R$ 9,882
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,947	9,882	9,198	R$ 9,378
Return on investments	R$ (1,012)	(54)	1,464	633
Contributions from employer		239	313	272
Benefits paid		(1,120)	(1,093)	(1,085)
Ending balance		R$ 8,947	R$ 9,882	R$ 9,198